CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Treasury Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive (loss) income	Class A	Class B	Total
Beginning balance at Dec. 31, 2018	$ 29,498	$ 2,462	$ (2,499,167)	$ 204,701,187	$ (116,752,285)	$ (1,158,900)			$ 84,322,795
Beginning balance (in shares) at Dec. 31, 2018	2,949,757,236	246,224,465	15,550,500
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net Loss					(30,200,182)				(30,200,182)
Repurchase of ordinary shares			$ (9,741,378)						(9,741,378)
Repurchase of ordinary shares (in shares)			56,461,100
Share-based compensation				3,216,698					3,216,698
Issuance of ordinary shares upon vesting of restricted shares	$ 95			(95)
Issuance of ordinary shares upon vesting of restricted shares (in shares)	9,397,592
Exercise of share options	$ 84			277,838					277,922
Exercise of share options (in shares)	8,330,150
Cancellation of treasury shares	$ (323)		$ 5,737,950	(5,737,627)
Cancellation of treasury shares (in shares)	(32,268,350)		(32,268,350)
Foreign currency translation adjustments						(220,513)			(220,513)
Ending balance at Sep. 30, 2019	$ 29,354	$ 2,462	$ (6,502,595)	202,458,001	(146,952,467)	(1,379,413)			47,655,342
Ending balance (in shares) at Sep. 30, 2019	2,935,216,628	246,224,465	39,743,250
Beginning balance at Dec. 31, 2019	$ 28,800	$ 2,462	$ (1,063,547)	194,971,827	(153,598,346)	(1,432,833)			38,908,363
Beginning balance (in shares) at Dec. 31, 2019	2,880,056,332	246,224,465	9,937,000				2,870,119,332	246,224,465
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net Loss					(28,582,981)				(28,582,981)
Repurchase of ordinary shares			$ (8,130,513)						(8,130,513)
Repurchase of ordinary shares (in shares)			64,770,700
Cash settlement on vested share options and restricted shares				(823,226)					(823,226)
Share-based compensation				3,806,499					3,806,499
Issuance of ordinary shares upon vesting of restricted shares	$ 42			(42)
Issuance of ordinary shares upon vesting of restricted shares (in shares)	4,227,200
Exercise of share options	$ 94			291,701					$ 291,795
Exercise of share options (in shares)	9,415,600
Cancellation of treasury shares	$ (492)		$ 5,871,392	(5,870,900)
Cancellation of treasury shares (in shares)	(49,280,800)		(49,280,800)						(135,205,550)
Foreign currency translation adjustments						78,045			$ 78,045
Ending balance at Sep. 30, 2020	$ 28,444	$ 2,462	$ (3,322,668)	$ 192,375,859	$ (182,181,327)	$ (1,354,788)			$ 5,547,982
Ending balance (in shares) at Sep. 30, 2020	2,844,418,332	246,224,465	25,426,900				2,818,991,432	246,224,465